Parent Company Only Financial Information - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net loss:	$ (2,231)	$ (2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in other assets	(1,114)	50
Stock-based compensation expense	171	136
Net cash provided by operating activities	639	2,260
Cash flows from investing activities:
Cash received in acquisition	15,424
Net cash provided by (used in) investing activities	29,159	(29,269)
Cash flows from financing activities:
Net proceeds received from stock issuance	11,359	37,399
Payment of Dividend to Preferred Stock	(14)
Net cash provided by financing activities	9,067	36,434
Net (Decrease) Increase in Cash	38,865	9,425
Cash and cash equivalents at beginning of year	20,479	11,054
Cash and cash equivalents at end of year	59,344	20,479
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	108
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss:	(2,231)	(2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiary	1,434	2,386
Change in other assets	(297)	(3,307)
Change in accrued expenses and other liabilities	41	33
Stock-based compensation expense	220
Net cash provided by operating activities	(833)	(3,349)
Cash flows from investing activities:
Dividends received from subsidiary	18,800
Cash received in acquisition	(34,676)
Investment to bank subsidiary, net ESOP		(17,015)
Net cash provided by (used in) investing activities	(15,876)	(17,015)
Cash flows from financing activities:
Net proceeds received from stock issuance	11,359	37,399
Payment of Dividend to Preferred Stock	(14)
Net cash provided by financing activities	11,345	37,399
Net (Decrease) Increase in Cash	(5,364)	17,035
Cash and cash equivalents at beginning of year	17,035
Cash and cash equivalents at end of year	11,671	17,035
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	(108)
Employee stock option expense from subsidiary	371
Employee stock ownership plan expense from subsidiary	$ 171	$ 136